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                                                         Filed under Rule 497(e)
                                                         File No: 811-6161

                      PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 7, 2001
                                     to the
          Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2000

                             Disclosure Relating to
                           PIMCO Enhanced Equity Fund
                        PIMCO Tax-Efficient Equity Fund
                     PIMCO Structured Emerging Markets Fund
              PIMCO Tax-Efficient Structured Emerging Markets Fund
                            PIMCO International Fund
                    PIMCO Allianz Select International Fund
                            PIMCO Equity Income Fund
                           PIMCO Growth & Income Fund
                        PIMCO Healthcare Innovation Fund

               Disclosure relating to PIMCO Enhanced Equity Fund

       On May 31, 2001, PIMCO Enhanced Equity Fund was terminated and its net assets distributed to shareholders in liquidation of the Fund. Therefore, shares of PIMCO Enhanced Equity Fund are no longer available for sale.

 Disclosure relating to PIMCO Tax-Efficient Equity, Structured Emerging Markets andTax-Efficient Structured Emerging Markets Funds (the "Parametric Funds")

       On April 18, 2001, Parametric Portfolio Associates ("Parametric") and PIMCO Advisors L.P. ("PIMCO Advisors") entered into an agreement pursuant to which Parametric's management and certain other parties acquired Parametric from PIMCO Advisors (the "Parametric Transaction"). The Parametric Transaction closed on June 15, 2001.

       Although the investment subadvisory agreement between PIMCO Advisors and Parametric terminated upon the closing of the Parametric Transaction, PIMCO Advisors and the Board of Trustees of the Trust retained Parametric as the subadviser to the Parametric Funds subsequent to the Parametric Transaction. In connection with this, PIMCO Advisors and Parametric entered into a new subadvisory agreement with substantially the same terms as the subadvisory agreement in effect immediately prior to the closing of the Parametric Transaction.

          Disclosure relating to PIMCO Tax-Efficient Equity Fund only

       Effective immediately, the paragraph captioned "Quantitative Techniques" on page 39 of the Prospectus is replaced with the following paragraph:

         Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological drivers. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

      Disclosure relating to PIMCO International and PIMCO Allianz Select
                              International Funds

       On May 4, 2001, PIMCO International Fund (the "International Fund") reorganized with and into PIMCO Allianz Select International Fund (the "Select International Fund") (the "International Fund Reorganization"). In the International Fund Reorganization, the Select International Fund acquired all of the assets of the International Fund in exchange for shares of the Select International Fund and the assumption by the Select International Fund of all the liabilities of the International Fund.

       In connection with the International Fund Reorganization, the International Fund was terminated and its shares are no longer available for sale.

       Effective immediately, the "Approximate Number of Holdings" indicated for the Select International Fund in the Summary Information table on page 3 of the Prospectus and the Fund Summary of the Select International Fund on page 25 of the Prospectus is revised to indicate that the range is 40 to 70. In addition, the third sentence in the first paragraph of the Fund Summary of the Select International Fund is revised to indicate that the Select International Fund typically invests in approximately 40 to 70 stocks. However, it is anticipated that for a period of time following the International Fund Reorganization, the Select International Fund will hold securities of more than 70 issuers while it liquidates some of the securities of the International Fund (which typically invested in approximately 200 to 250 issuers) received in the International Fund Reorganization.

       In addition, Alan Kwan now serves as a co-portfolio manager for the Select International Fund. Since 1995, Mr. Kwan has held various positions with Allianz Asset Advisory and Management GmbH, with roles encompassing quantitative analysis and equity portfolio management with a focus on Australian equity and international equity funds.

   Disclosure relating to PIMCO Equity Income and PIMCO Growth & Income Fund

       On June 22, 2001, PIMCO Equity Income Fund reorganized with and into PIMCO Growth & Income Fund (the "Equity Income Fund Reorganization"). In the Equity Income Fund Reorganization, PIMCO Growth & Income Fund acquired all of the assets of PIMCO Equity Income Fund in exchange for shares of PIMCO Growth & Income Fund and the assumption by PIMCO Growth & Income Fund of all the liabilities of PIMCO Equity Income Fund.

       In connection with the Equity Income Fund Reorganization, PIMCO Equity Income Fund was terminated and its shares are no longer available for sale.

            Disclosure relating to PIMCO Healthcare Innovation Fund

       PIMCO Funds: Multi-Manager Series offers Institutional and
    Administrative Class shares of PIMCO Healthcare Innovation Fund. In connection with this, page 3 of the Prospectus is amended by adding the following information to the table. In addition, the Fund Summary set forth on the following two pages is added to the Prospectus.

                                                                             Approximate
     Sub-                                                                    Number of
     Adviser   Fund       Investment Objective Main Investments              Holdings
    ------------------------------------------------------------------------------------
     PIMCO     Healthcare Capital appreciation Common stocks of healthcare-  30-60
     Equity    Innovation                      related companies with market
     Advisors                                  capitalizations of more than
                                               $200 million


            PIMCO Healthcare Innovation Fund

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Principal     Investment           Fund Focus             Approximate
Investments   Objective            Common stocks of       Capitalization
and           Seeks capital        healthcare-related     Range
Strategies    appreciation         companies              More than $200
                                                          million
                                   Approximate Number
                                   of Holdings            Dividend Frequency
                                   30-60                  At least annually

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with healthcare or medicine. These companies may (but are not required to) include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other healthcare research and development, companies involved in the operation of healthcare facilities, and other companies involved in the design, manufacture or sale of healthcare-related products or services such as medical, dental and optical products, hardware or services. Except as indicated above, the Fund is not required to invest exclusively in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify healthcare-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investement is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest to a significant degree in the securities of smaller-capitalization companies and in securities issued in initial public offerings ("IPOs"). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts.

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . IPO Risk           . Leveraging
              . Issuer Risk          . Liquidity Risk       Risk
              . Healthcare           . Foreign            . Credit Risk
                Related Risk           Investment Risk    . Management
              . Growth Securities    . Currency Risk        Risk
                Risk                 . Focused
              . Smaller Company        Investment Risk
                Risk

            Please see " Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

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Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating Fee         Net
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses       Waiver(/2/) Expenses(/2/)
            -------------------------------------------------------------------------------------------
         Institutional   0.70%    None           0.73%         1.43%          (0.48%)     0.95%
            -------------------------------------------------------------------------------------------
         Administrative  0.70     0.25%          0.73          1.68           (0.48)      1.20
            -------------------------------------------------------------------------------------------

            (1) Other Expenses, which are based on estimated amounts for the
                Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and 0.48% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (2) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

         Share Class                         Year 1                                         Year 3
            --------------------------------------------------------------------------------------
         Institutional                       $ 97                                           $303
            --------------------------------------------------------------------------------------
         Administrative                       122                                            381
            --------------------------------------------------------------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.

 Changes to "Management of the Funds"; "Investment Options--Institutional Class
                                      and
Administrative Class Shares"; "Purchases, Redemptions and Exchanges"; "How Fund
                              Shares are Priced";
                  "Fund Distributions"; and "Tax Consequences"

       Disclosure for PIMCO Healthcare Innovation Fund for the sections of the Prospectus listed above is incorporated by reference from the corresponding sections of the Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in these sections and the sections captioned "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques" are deemed to refer to PIMCO Healthcare Innovation Fund.

       PIMCO Advisors serves as Investment Adviser and Administrator for PIMCO Healthcare Innovation Fund. PIMCO Healthcare Innovation Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.70% of the average daily net assets of the Fund. PIMCO Healthcare Innovation Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.25% of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares.

       Dennis P. McKechnie and Jiyoung Kim of PIMCO Equity Advisors (which serves as Sub-Adviser to PIMCO Healthcare Innovation Fund) have served as the portfolio managers of PIMCO Healthcare Innovation Fund since its inception in the fourth quarter of 2000. Information about PIMCO Advisors, Mr. McKechnie, Ms. Kim and PIMCO Equity Advisors is set forth in the Prospectus under "Management of the Funds."

       PIMCO Healthcare Innovation Fund intends to declare and distribute income dividends to shareholders of record at least annually.

                    Changes to "Summary of Principal Risks"

       The section of the Prospectus captioned "Summary of Principal Risks" is amended as follows:

    1. The subsection captioned "Growth Securities Risk" is revised to indicate that PIMCO Healthcare Innovation Fund may place particular emphasis on growth securities.

    2. The subsection captioned "Smaller Company Risk" is revised to indicate that PIMCO Healthcare Innovation Fund generally has substantial exposure to the risks described in this subsection.

    3. The subsection captioned "IPO Risk" is revised to indicate that PIMCO Healthcare Innovation Fund is particularly susceptible to the risks discussed in this subsection.

    4. The subsection captioned "Sector Specific Risks" is amended to add the following:

      "Healthcare Related Risk. The Healthcare Innovation Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process."

    5. The subsection captioned "Focused Investment Risk" is revised to add the following:

      "The Healthcare Innovation Fund is vulnerable to events affecting companies in the healthcare industry because this Fund normally "concentrates' its investments in those companies."

 Changes to "Characteristics and Risks of Securities and Investment Techniques"

       The section of the Prospectus captioned "Characteristics and Risks of Securities and Investment Techniques" is amended as follows:

    1. The subsection captioned "Fixed Income Securities and Defensive Strategies" is revised to indicate that PIMCO Healthcare Innovation Fund (i) will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks; (ii) may invest a portion of its assets in fixed income securities; and (iii) may temporarily hold up to 100% of its assets in short-term
    U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions.

    2. The subsection captioned "Companies with Smaller Market
    Capitalizations" is revised to indicate that PIMCO Healthcare
    Innovation Fund has substantial exposure to the risks described in this subsection.

    3. The subsection captioned "Initial Public Offerings" is revised to indicate that PIMCO Healthcare Innovation Fund is particularly susceptible to the risks discussed in this subsection.

    4. The subsection captioned "Foreign (non-U.S.) Securities" is revised to indicate that PIMCO Healthcare Innovation Fund may invest up to 15% of its assets in foreign securities, and may invest without limit in ADRs. PIMCO Healthcare Innovation Fund may also invest in GDRs and EDRs.


    5. The subsection captioned "Derivatives" is revised to indicate that PIMCO Healthcare Innovation Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies and may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.

    6. The subsection captioned "Changes in Investment Objectives and Policies" is revised to indicate that the investment objective of PIMCO Healthcare Innovation Fund may be changed by the Board of Trustees without shareholder approval.

    Financial Highlights

       PIMCO Healthcare Innovation Fund did not offer Institutional Class or Administrative Class shares during the period ending June 30, 2000, and therefore, Financial Highlights for this Fund are not included.